Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2017	2018
	(in millions)
Balance at beginning of period
Goodwill	¥2,542,280	¥2,533,471
Accumulated impairment losses	(2,092,137)	(2,092,137)

	450,143	441,334
Foreign currency translation adjustments and other	(14,590)	(10,179)

Balance at end of period
Goodwill	2,527,690	2,523,292
Accumulated impairment losses	(2,092,137)	(2,092,137)

	¥435,553	¥431,155

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2018	September 30, 2018
	(in millions)
Intangible assets subject to amortization:
Software	¥732,828	¥755,547
Core deposit intangibles	45,297	40,543
Customer relationships	164,753	150,612
Trade names	47,020	44,494
Other	5,729	5,459

Total	995,627	996,655
Intangible assets not subject to amortization:
Other(1)	15,492	25,198

Total	¥1,011,119	¥1,021,853

Note:	(1)	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥7,268 million and ¥16,346 million at March 31, 2018 and September 30, 2018, respectively.